Allowance for expected credit losses - Schedule of adjustments to impairment allowances (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	£ (907,307)	£ (870,816)
Retail – UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(323,087)	(312,280)
Credit cards
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(17,344)	(15,661)
Commercial Banking
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(90,307)	(87,602)
Allowance for expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	3,228	3,481
Allowance for expected credit losses | Modelled ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	2,649	3,171
Allowance for expected credit losses | Individually assessed £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	355	354
Allowance for expected credit losses | Judgemental adjustments £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	224	(44)
Allowance for expected credit losses | Total £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	3,228	3,481
Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	726	848	£ 1,105
Allowance for expected credit losses | Retail – UK mortgages | Modelled ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	623	720
Allowance for expected credit losses | Retail – UK mortgages | Individually assessed £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Retail – UK mortgages | Judgemental adjustments £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	108	132
Allowance for expected credit losses | Retail – UK mortgages | Total £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	731	852
Allowance for expected credit losses | Credit cards
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	514	579	699
Allowance for expected credit losses | Credit cards | Modelled ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	540	681
Allowance for expected credit losses | Credit cards | Individually assessed £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Credit cards | Judgemental adjustments £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	63	(7)
Allowance for expected credit losses | Credit cards | Total £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	603	674
Allowance for expected credit losses | Other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	937	882
Allowance for expected credit losses | Other | Modelled ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	916	860
Allowance for expected credit losses | Other | Individually assessed £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Other | Judgemental adjustments £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	75	90
Allowance for expected credit losses | Other | Total £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	991	950
Allowance for expected credit losses | Commercial Banking
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	834	882	£ 1,022
Allowance for expected credit losses | Commercial Banking | Modelled ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	555	894
Allowance for expected credit losses | Commercial Banking | Individually assessed £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	355	354
Allowance for expected credit losses | Commercial Banking | Judgemental adjustments £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	22	259
Allowance for expected credit losses | Commercial Banking | Total £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	888	989
Allowance for expected credit losses | Other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Other | Modelled ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	15	16
Allowance for expected credit losses | Other | Individually assessed £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Other | Judgemental adjustments £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Other | Total £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	£ 15	£ 16